T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.4%
T. Rowe Price Funds:
Growth Stock Fund	245,696	86,223	26,715	4,638,768	328,100
Value Fund	234,071	100,611	27,964	8,928,182	302,040
Overseas Stock Fund	97,886	38,645	9,950	12,716,835	127,677
International Value Equity Fund	84,629	43,228	4,749	9,542,519	119,282
International Stock Fund	92,435	39,390	16,521	6,977,424	118,965
Equity Index 500 Fund	83,549	34,512	16,327	1,359,782	107,056
Emerging Markets Stock Fund	61,406	22,313	3,744	1,927,961	82,999
Mid-Cap Growth Fund	51,594	19,704	5,479	737,920	64,760
Mid-Cap Value Fund	44,927	20,926	5,201	2,360,309	59,102
New Horizons Fund(2)	34,289	13,189	3,594	738,817	44,684
Small-Cap Stock Fund(2)	31,080	12,382	3,382	824,507	39,354
Small-Cap Value Fund	28,556	12,681	3,514	849,121	35,909
Real Assets Fund	24,159	9,770	1,204	2,983,826	31,181
Total Equity Mutual Funds (Cost $1,466,390)					1,461,109

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	57,933	19,611	13,990	6,678,338	66,450
U. S. Treasury Long-Term Fund	26,136	10,723	12,606	1,820,603	26,472
International Bond Fund (USD
Hedged)	18,628	8,292	2,414	2,480,180	25,099
Dynamic Global Bond Fund	12,406	5,682	1,257	1,790,675	16,438
Emerging Markets Bond Fund	8,034	2,720	787	865,915	10,079
High Yield Fund	5,253	2,288	260	1,117,836	7,266
Floating Rate Fund	1,599	2,165	149	373,822	3,566
Total Bond Mutual Funds (Cost $147,043)					155,370

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	3,548	33,738	36,580	706,378	706
Total Short-Term Investments (Cost $706)					706

Total Investments in Securities 100.0%
(Cost $1,614,139)					$1,617,185

Other Assets Less Liabilities (0.0)%					(59)

Net Assets 100.0%					$1,617,126

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(82)	$(393)	$297
Emerging Markets Bond Fund	(43)	112	366
Emerging Markets Stock Fund	66	3,024	1,054
Equity Index 500 Fund	757	5,322	1,542
Floating Rate Fund	(1)	(49)	78
Growth Stock Fund	6,182	22,896	1,085
High Yield Fund	4	(15)	270
International Bond Fund (USD
Hedged)	316	593	321
International Stock Fund	(3)	3,661	3,042
International Value Equity Fund	(159)	(3,826)	3,482
Mid-Cap Growth Fund	3,362	(1,059)	219
Mid-Cap Value Fund	1,186	(1,550)	983
New Horizons Fund	4,537	800	—
New Income Fund	155	2,896	1,474
Overseas Stock Fund	(94)	1,096	2,942
Real Assets Fund	25	(1,544)	913
Small-Cap Stock Fund	2,237	(726)	—
Small-Cap Value Fund	1,261	(1,814)	277
U. S. Treasury Long-Term Fund	2,425	2,219	520
Value Fund	(130)	(4,678)	5,732
U. S. Treasury Money Fund	—	—	66
Totals	$22,001#	$26,965	$24,663+

# Capital gain distributions from mutual funds represented $21,735 of the net realized gain
(loss).
+ Investment income comprised $24,663 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

UNAUDITED

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.